Statement of Changes in Stockholders’ Equity (deficit) (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Stock Subscription Payable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Begining balance at Dec. 31, 2016	$ 1	$ 72,078	$ 59		$ (61,311)	$ 10,827
Begining balance (in shares) at Dec. 31, 2016	507,865		8,500
Issuance of common stock, sold for cash, net		5,253				5,253
Issuance of common stock, sold for cash, net (in shares)	293,000
Issuance of common stock for services		552	$ (59)			493
Issuance of common stock for services (in shares)	8,511		(8,500)
Issuance of common stock for services, related parties		659				659
Issuance of common stock for services, related parties (in shares)	10,432
Issuance of common stock options for services		2,576				2,576
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in shares)	701
Net loss					(12,286)	(12,286)
Ending balance at Dec. 31, 2017	$ 1	81,118			(73,597)	7,522
Ending balance (in shares) at Dec. 31, 2017	820,509
Issuance of common stock, sold for cash, net		5,132				5,132
Issuance of common stock, sold for cash, net (in shares)	267,847
Issuance of common stock for services		35	(8)			27
Issuance of common stock for services (in shares)	8,725
Stock-based compensation		3,062				3,062
Issuance of common stock upon exercise of warrants		2,214				2,214
Issuance of common stock upon exercise of warrants (in shares)	73,742
Issuance of common stock upon cashless exercise of stock options
Issuance of common stock upon cashless exercise of stock options (in shares)	695
Warrant antidilution price protection adjustment		333			(333)
Payments for employee withholding taxes related to share-based awards		(42)				(42)
Net loss					(9,278)	(9,278)
Ending balance at Sep. 30, 2018	$ 1	91,844			(83,208)	8,637
Ending balance (in shares) at Sep. 30, 2018	1,171,518
Begining balance at Dec. 31, 2017	$ 1	81,118			(73,597)	7,522
Begining balance (in shares) at Dec. 31, 2017	820,509
Issuance of common stock, sold for cash, net		5,133				5,133
Issuance of common stock, sold for cash, net (in shares)	267,853
Issuance of common stock for services		36				36
Issuance of common stock for services (in shares)	11,060
Stock-based compensation		1,691				3,062
Issuance of common stock upon exercise of warrants		2,214				2,214
Issuance of common stock upon exercise of warrants (in shares)	73,937
Issuance of common stock upon cashless exercise of stock options
Issuance of common stock upon cashless exercise of stock options (in shares)	695					2,450
Issuance of warrants		1,693				$ 1,693
Warrant antidilution price protection adjustment		333			(333)
Option forfeitures and expirations		(67)				(67)
Option forfeitures and expirations (in shares)
Net loss					(11,908)	(11,908)
Ending balance at Dec. 31, 2018	$ 1	92,151			(85,838)	6,314
Ending balance (in shares) at Dec. 31, 2018	1,173,854
Begining balance at Jun. 30, 2018	$ 1	86,039			(80,375)	5,665
Begining balance (in shares) at Jun. 30, 2018	902,285
Issuance of common stock, sold for cash, net		5,132				5,132
Issuance of common stock, sold for cash, net (in shares)	267,847
Issuance of common stock for services
Issuance of common stock for services (in shares)	1,387
Stock-based compensation		355				355
Stock subscribed but not issued		(8)	8
Warrant antidilution price protection adjustment		333			(333)
Payments for employee withholding taxes related to share-based awards		(15)				(15)
Net loss					(2,500)	(2,500)
Ending balance at Sep. 30, 2018	$ 1	91,844			(83,208)	8,637
Ending balance (in shares) at Sep. 30, 2018	1,171,518
Begining balance at Dec. 31, 2018	$ 1	92,151			(85,838)	6,314
Begining balance (in shares) at Dec. 31, 2018	1,173,854
Issuance of common stock, sold for cash, net		3,630				3,630
Issuance of common stock, sold for cash, net (in shares)	151,840
Issuance of common stock for services		34				34
Issuance of common stock for services (in shares)	7,203
Stock-based compensation		675				675
Issuance of common stock upon exercise of warrants		1,788				1,788
Issuance of common stock upon exercise of warrants (in shares)	80,511
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in shares)	1,250
Payments for employee withholding taxes related to share-based awards		(55)				(55)
Net loss					(7,238)	(7,238)
Ending balance at Sep. 30, 2019	$ 1	98,223			(93,076)	5,148
Ending balance (in shares) at Sep. 30, 2019	1,414,658
Begining balance at Jun. 30, 2019	$ 1	94,415			(90,491)	3,925
Begining balance (in shares) at Jun. 30, 2019	1,261,638
Issuance of common stock, sold for cash, net		3,630				3,630
Issuance of common stock, sold for cash, net (in shares)	151,831
Issuance of common stock for services
Issuance of common stock for services (in shares)	963
Stock-based compensation		204				204
Issuance of common stock upon exercise of warrants		5				5
Issuance of common stock upon exercise of warrants (in shares)	226
Payments for employee withholding taxes related to share-based awards		(31)				(31)
Net loss					(2,585)	(2,585)
Ending balance at Sep. 30, 2019	$ 1	$ 98,223			$ (93,076)	$ 5,148
Ending balance (in shares) at Sep. 30, 2019	1,414,658